Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 50,569	$ 55,449
Receivables, net of allowance for bad debts of $2.2 million (2021: $0.8 million)	79,843	20,304
Prepaid expenses and other assets	4,521	3,511
Advances and deposits	2,160	3,551
Inventories	15,718	11,095
Current portion of derivative assets	4,927	307
Total current assets	157,738	94,217
Non-current assets
Investments and other assets, net of accumulated depreciation of $2.1 million (2021: $1.9 million)	11,219	11,082
Vessels and vessel equipment, net of accumulated depreciation of $210.0 million (2021: $201.7 million)	531,378	603,227
Deferred drydock expenditures, netDeferred drydock expenditures, net of accumulated amortization of $18.7 million (2021: $18.4 million)	4,716	8,879
Advances for ballast water treatment systems	5,530	2,033
Amount receivable in respect of finance leases		2,880
Deferred finance fees, net	2,717
Non-current portion of derivative assets		982
Operating lease, right-of-use asset	10,561	1,232
Total non-current assets	566,121	630,315
TOTAL ASSETS	723,859	724,532
Current liabilities
Accounts payable	8,814	8,578
Accrued expenses and other liabilities	20,890	10,742
Deferred revenue	1,220	2,070
Accrued interest on debt and finance leases	863	651
Current portion of long-term debt	12,927	15,103
Current portion of finance lease obligations	1,857	21,084
Current portion of operating lease obligations	6,358	273
Total current liabilities	52,929	58,501
Non-current liabilities
Non-current portion of long-term debt	115,869	129,998
Non-current portion of finance lease obligations	43,643	205,371
Non-current portion of operating lease obligations	3,969	722
Other non-current liabilities	1,007	943
Total non-current liabilities	164,488	337,034
TOTAL LIABILITIES	217,417	395,535
Redeemable Preferred Stock
Cumulative Series A 8.5% redeemable preferred stock	37,043	37,043
Stockholders' equity
Common stock ($0.01 par value, 225,000,000 shares authorized, 42,646,636 issued and 40,626,583 outstanding as of December 31, 2022 and 36,383,937 issued and 34,363,884 outstanding as of December 31, 2021)	426	364
Additional paid in capital	468,006	426,102
Accumulated other comprehensive income	1,468	1,044
Treasury stock (2,020,053 shares as of December 31, 2022 and December 31, 2021)	(15,636)	(15,636)
Retained earnings / (accumulated deficit)	15,135	(119,920)
Total stockholders' equity	469,399	291,954
Total redeemable preferred stock and stockholders' equity	506,442	328,997
TOTAL LIABILITIES, REDEEMABLE PREFERRED STOCK AND EQUITY	$ 723,859	$ 724,532